UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended September 30, 2011

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      November  14, 2011
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   1

       Form 13F Information Table Entry Total:	   29

       Form 13F Information Table Value Total:	   534953
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates



          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE

NAME OF 	Titleof			Value	SHRS/PRNSHRS/	INVSTM	Other	Voting Authority
ISSUER		Class 	Cusip#		(x1000)	AMT	PRN	DSCRTN	MGRs	Sole	Shared	None
GLOBAL INDS 	COM	379336100	105	13300	SHRS	SOLE		13300
ISHRSMSCISI	COM	464286673	6798	618000 	SHRS	DEFINED	1		618000
ISHRSMSCITAI	COM	464286731	8325	704950 	SHRS	DEFINED	1		704950
ISHRSMSCIS	COM	464286749	7999	369300 	SHRS	DEFINED	1		369300
ISHRSMSCISK	COM	464286772	7770	166850 	SHRS	DEFINED	1		166850
ISHRSMSCIMA	COM	464286830	7880	645399 	SHRS	DEFINED	1		645399
ISHRSBAR 20	COM	464287432	24764	205000	SHRS	DEFINED	1		205000
ISHRSBAR7-10	COM	464287440	81812	778647	SHRS	DEFINED	1		778647
ISHRSCOHEN	COM	464287564	55600	903542	SHRS	DEFINED	1		903542
ISHRSCONS	COM	464287580	12450	194620 	SHRS	DEFINED	1		194620
ISHRSDJUSUT	COM	464287697	11118	136000 	SHRS	DEFINED	1		136000
ISHRSCONS 	COM	464287812	12035	191300 	SHRS	DEFINED	1		191300
ISHRSJPMOR	COM	464288281	497	4712	SHRS	SOLE		4712
ISHRSS&PNTL	COM	464288414	373	3500	SHRS	SOLE		3500
ISHRSTRHIGH	COM	464288513	736	8900	SHRS	SOLE		8900
VNGRDSHRT 	COM	921937827	57473	705884 	SHRS	DEFINED	1		705884
VNGRDMCAP 	COM	922908538	38420	706900 	SHRS	DEFINED	1		706900
VNGRDGRW	COM	922908736	38766	693000 	SHRS	DEFINED	1		693000
APACCUST	COM	00185E106	94	11000	SHRS	SOLE		11000
FUSHICOPPER	COM	36113E107	60	12100	SHRS	SOLE		12100
BARDJUBSCM	COM	06738C778	397	9500 	SHRS	SOLE		9500
BARDJUBS38	COM	06739H248	10402	117547 	SHRS	DEFINED	1	97 	117450
DEUTBKPS	COM	25154H749	7999	152300	SHRS	DEFINED	1		152300
PWRSHSDBP	COM	73936B200	17111	302950	SHRS	DEFINED	1		302950
PWSHSDBSV	COM	73936B309	22744	440350	SHRS	DEFINED	1		440350
PWRSHSDBG	COM	73936B606	54872	965554	SHRS	DEFINED	1		965554
PWRSHSSOV	COM	73936T573	435	16624	SHRS	SOLE		16624
SPDRDBINT	COM	78464A490	24787	433250	SHRS	DEFINED	1	27000	406250
SPDRDJREIT 	COM	78464A607	23131	409400	SHRS	DEFINED	1		409400